Shareholders' equity and share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' equity and share-based payments
Summary of share cancellation

			Percentage
		Number of shares bought back and cancelled	of the share
	Board of Directors’	for the purpose of the shareholder policy	capital
Fiscal year	decision date		cancelled(a)
2024	February 6, 2024(b)	25,405,361 shares bought back between August 25 and October 26, 2023	1.05%
2023	September 21, 2023(c)	86,012,344 shares bought back between January 2 and August 24, 2023	3.44%
2023	February 7, 2023	128,869,261 shares bought back between February 11 and December 15, 2022	4.92%
2022	February 9, 2022	30,665,526 shares bought back between November 8 and December 22, 2021	1.16%
(a)	Percentage of the share capital that the cancelled shares represented on the operations’ date.
(b)	With effect as at February 12, 2024.
(c)	With effect as at September 25, 2023.

Schedule of variation of the number of shares composing the shares capital

AS OF DECEMBER 31, 2021 (a)		2,640,429,329
	Capital reduction by cancellation of treasury shares	(30,665,526)
	Deferred contribution pursuant to the 2017 capital increase reserved for employees	9,471
	2022 Capital increase reserved for employees	9,358,011
AS OF DECEMBER 31, 2022 (b)		2,619,131,285
	Capital reduction by cancellation of treasury shares	(214,881,605)
	2023 Capital increase reserved for employees	8,002,155
AS OF DECEMBER 31, 2023 (c)		2,412,251,835
	Capital reduction by cancellation of treasury shares	(25,405,361)
	2024 Capital increase reserved for employees	10,833,187
AS OF DECEMBER 31, 2024 (d)		2,397,679,661
(a)	Including 33,841,104 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 137,187,667 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 60,543,213 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 149,529,818 treasury shares deducted from consolidated shareholders’ equity.

Schedule of ESOP completed by the company

Fiscal year	2024	2023	2022
Date of the ESOP	June 6, 2024	June 7, 2023	June 8, 2022
By virtue of	16th resolution of the ESM of May 26, 2023	22nd resolution of the ESM of May 25, 2022	17th resolution of the ESM of May 28, 2021
Subscriptions
Number of shares subscribed	10,251,337	7,760,062	9,130,380
Subscription price	46.90 euros	45.60 euros	37.00 euros
Free shares
Number of shares granted	581,850	242,093	227,631

Schedule of treasury shares held by TotalEnergies SE

As of December 31,	2024	2023	2022
Number of treasury shares held by TotalEnergies SE	149,529,818	60,543,213	137,187,667
Percentage of share capital	6.24%	2.51%	5.24%

Schedule of weighted-average shares and diluted shares used to calculate earnings per share and fully-diluted earnings per share

	2024	2023	2022
Number of shares as of January 1,	2,412,251,835	2,619,131,285	2,640,429,329
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders’ equity	(60,543,213)	(137,187,667)	(33,841,104)
Evolution of the number of shares during the financial year pro-rated
Final grant of TotalEnergies performance shares	4,041,839	5,378,956	5,152,336
Capital increase reserved for employees (a)	6,322,466	4,671,946	5,465,154
Capital increase as payment of the scrip dividend	–	–	–
Buyback of TotalEnergies treasury shares including:	(64,051,218)	(74,633,216)	(62,498,318)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(56,849,392)	(72,985,133)	(58,621,530)
Shares repurchased during the fiscal year to cover for the performance share plans	(7,201,826)	(1,648,083)	(3,876,788)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,298,021,710	2,417,361,304	2,554,707,397
Dilutive effect
Grant of TotalEnergies performance shares	14,553,688	14,354,523	15,890,560
Capital increase reserved for employees(a)	1,985,324	2,051,751	1,584,068
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES AS OF DECEMBER 31,	2,314,560,722	2,433,767,578	2,572,182,025

(a)    Including the shares granted in consideration to the deferred contribution pursuant to the capital increase reserved for employees.

Schedule of dividends

2024 Dividend	First interim	Second interim	Third interim	Final
Amount	€0.79	€0.79	€0.79	€0.85
Set date	April 25, 2024	July 24, 2024	October 30, 2024	February 4, 2025
Ex-dividend date	September 25, 2024	January 2, 2025	March 26, 2025	June 19, 2025
Payment date	October 1, 2024	January 6, 2025	April 1, 2025	July 1, 2025

Summary of the perpetual deeply subordinated notes

Perpetual deeply subordinated notes issues by TotalEnergies SE				Outstanding amount in M€ as of:
Date	Amount issued (M€)	Coupon (%)	First call date	December 31, 2024	December 31, 2023	December 31, 2022
November 19, 2024	1,250	4.120%	February 19, 2030	1,250	–	–
	1,250	4.500%	November 19, 2034	1,250	–	–
January 17, 2022	750	3.250%	January 17, 2037	750	750	750
	1,000	2.000%	April 17, 2027	1,000	1,000	1,000
January 25, 2021	1,500	2.125%	January 25, 2033	1,500	1,500	1,500
	1,500	1.625%	January 25, 2028	1,500	1,500	1,500
September 4, 2020	1,000	2.000%	September 4, 2030	1,000	1,000	1,000
April 4, 2019	1,500	1.750%	April 4, 2024	–	1,500	1,500
October 6, 2016	1,500	3.369%	October 6, 2026	1,500	1,500	1,500
	1,000	2.708%	May 5, 2023	–	–	1,000
February 26, 2015	2,500	2.625%	February 26, 2025	1,082	2,500	2,500
TOTAL				10,832	11,250	12,250

Schedule of other comprehensive income

For the year ended December 31,
(M$)	2024	2023	2022
Actuarial gains and losses	20	(114)	574
Change in fair value of investments in equity instruments	144	(11)	112
Tax effect	46	(11)	(96)
Currency translation adjustment generated by the parent company	(4,163)	2,573	(4,976)
Sub-total items not potentially reclassifiable to profit & loss	(3,953)	2,437	(4,386)
Currency translation adjustment	2,759	(3,277)	1,734
– Unrealized gain/(loss) of the period	2,879	(2,524)	1,974
– Less gain/(loss) included in net income	120	753	240
Cash flow hedge	3,119	2,898	(5,452)
– Unrealized gain/(loss) of the period	188	3,155	(4,190)
– Less gain/(loss) included in net income	(2,931)	257	1,262
Variation of foreign currency basis spread	(32)	(11)	65
– Unrealized gain/(loss) of the period	(50)	(37)	26
– Less gain/(loss) included in net income	(18)	(26)	(39)
Share of other comprehensive income of equity affiliates, net amount	(246)	(208)	3,497
– Unrealized gain/(loss) of the period	(294)	(194)	1,071
– Less gain/(loss) included in net income	(48)	14	(2,426)
Other	1	(2)	(16)
Tax effect	(814)	(730)	1,449
Sub-total items potentially reclassifiable to profit & loss	4,787	(1,330)	1,277
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	834	1,107	(3,109)

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2024			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Parent company	(4,163)	(4,163)	–	–	–
Affiliates	2,759	3,238	(86)	–	(383)
Equity affiliates	(205)	211	(1)	–	(415)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(1,609)	(714)	(87)	–	(798)

As of December 31, 2023			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Parent company	2,573	2,573	–	–	–
Affiliates	(3,277)	(3,174)	186	–	(289)
Equity affiliates	(179)	(107)	(9)	–	(63)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(883)	(708)	177	–	(352)

As of December 31, 2022			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Parent company	(4,976)	(4,976)	–	–	–
Affiliates	1,734	3,120	(592)	4	(798)
Equity affiliates	3,002	(1,076)	31	4,247	(200)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(240)	(2,932)	(561)	4,251	(998)

Tax effects relating to each component of other comprehensive income are as follows:

	2024			2023			2022
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	20	76	96	(114)	(10)	(124)	574	(106)	468
Change in fair value of investments in equity instruments	144	(30)	114	(11)	(1)	(12)	112	10	122
Currency translation adjustment generated by the parent company	(4,163)	–	(4,163)	2,573	–	2,573	(4,976)	–	(4,976)
Sub-total items not potentially reclassifiable to profit & loss	(3,999)	46	(3,953)	2,448	(11)	2,437	(4,290)	(96)	(4,386)
Currency translation adjustment	2,759	–	2,759	(3,277)	–	(3,277)	1,734	–	1,734
Cash flow hedge	3,119	(822)	2,297	2,898	(733)	2,165	(5,452)	1,466	(3,986)
Variation of foreign currency basis spread	(32)	8	(24)	(11)	3	(8)	65	(17)	48
Share of other comprehensive income of equity affiliates, net amount	(246)	–	(246)	(208)	–	(208)	3,497	–	3,497
Other	1	–	1	(2)	–	(2)	(16)	–	(16)
Sub-total items potentially reclassifiable to profit & loss	5,601	(814)	4,787	(600)	(730)	(1,330)	(172)	1,449	1,277
TOTAL OTHER COMPREHENSIVE INCOME	1,602	(768)	834	1,848	(741)	1,107	(4,462)	1,353	(3,109)

Schedule of share-based payment expense

As of December 31,
(M$)	2024	2023	2022
TotalEnergies performance shares plans	287	217	200
TotalEnergies world shares plans	54	–	–
SunPower plans (a)	–	–	23
Capital increase reserved for employees	215	74	28
TOTAL	556	291	251

(a)	Since September 30, 2022, TotalEnergies’ 50.5% subsidiary in SunPower is accounted for using the equity method in the Company’s consolidated accounts (refer to Note 18 to the consolidated accounts).

TotalEnergies performance share plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	2019	2020	2021	2022	2023 (a)	2024		Total
Date of the Shareholders’ Meeting	6/1/2018	6/1/2018	6/1/2018	5/28/2021	5/26/2023	5/24/2024
Award date	3/13/2019	3/18/2020	5/28/2021	3/16/2022	5/26/2023	5/24/2024
Date of the final award (end of the vesting period)	3/14/2022	3/20/2023	5/29/2024	3/17/2025	5/27/2026	5/24/2027
Transfer authorized as from	3/15/2024	3/21/2025	5/30/2026	3/17/2025	5/27/2026	5/24/2027
Grant date IFRS 2 fair value	40.11	€12.40	€27.40	€37.22	€46.24	€55.83	€
Number of performance shares
Outstanding as of January 1, 2022	6,289,076	6,653,202	6,732,740	–	–	–		19,675,018
Notified	–	–	–	7,353,271	–	–		7,353,271
Cancelled	(127,852)	(65,561)	(57,410)	(25,090)	–	–		(275,913)
Finally granted	(6,161,224)	(12,680)	(13,750)	(8,000)	–	–		(6,195,654)
Outstanding as of January 1, 2023	–	6,574,961	6,661,580	7,320,181	–	–		20,556,722
Notified	–	–	–	–	7,985,203	–		7,985,203
Cancelled	–	(128,577)	(98,291)	(86,348)	(42,040)	–		(355,256)
Finally granted	–	(6,446,384)	(5,250)	(5,568)	(190)	–		(6,457,392)
Outstanding as of January 1, 2024	–	–	6,558,039	7,228,265	7,942,973	–		21,729,277
Notified	–	–	–	–	–	7,775,722		7,775,722
Cancelled	–	–	(498,045)	(77,209)	(61,731)	(12,871)		(649,856)
Finally granted	–	–	(6,059,994)	(2,811)	(3,134)	–		(6,065,939)
OUTSTANDING AS OF DECEMBER 31, 2024	–	–	–	7,148,245	7,878,108	7,762,851		22,789,204

(a)	includes 37,000 performance shares granted on December 13, 2023 to 4 executives recruited in 2023 in accordance with the decision of the Board of Directors on December 13, 2023 and the Shareholders’ Meeting on May 26, 2023. For these performance shares, the vesting period begins on December 13, 2023 and the final grant date is December 14, 2026, subject to the conditions set (end of the vesting period). The IFRS 2 fair value on the grant date was €51.56.

Capital increase reserved for employees
Shareholders' equity and share-based payments
Schedule of assumptions used for valuation of the cost

For the year ended December 31,	2024
Date of the Board of Directors meeting that decided the issue	September 21, 2023
Reference price (€) (a)	66.89
Subscription price (€) (b)	46.90
Number of shares issued (in millions) (c)	10.83
(a)

Average of the closing prices of the TotalEnergies shares over the twenty trading sessions preceding April 25, 2024, being the date of the Chairman and CEO’s decision setting the opening date of the subscription period and the subscription price.

(b)	Reference price, reduced by a 30% discount and rounded off to the highest tenth of a euro.
(c)	Including the free shares issued.

TotalEnergies worldwide share plan
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	2024
Date of the Shareholders’ Meeting	5/26/2023
Award date	5/23/2024
Date of the final award (end of the vesting period)	5/24/2029
Transfer authorized as from	5/24/2029
Grant date IFRS 2 fair value	47.94	€
Number of performance shares
Outstanding as of January 1, 2024	—
Notified	10,666,900
Cancelled	(337,500)
Finally granted(a)	—
Outstanding as of December 31, 2024	10,329,400

(a)Final grant following the death or disability of the beneficiary of the shares.